Revenues (Details Narrative)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Number of vessels	23	20
Nineteen out of Twenty Vessels Under Time Charter Agreements [Member]
Number of vessels		19
Vessel Under Voyage Charter [Member]
Number of vessels		1
Minimum [Member] | All Vessels Vessels Under Time Charter Agreements [Member]
Time Charter (TC) in years	1.0
Minimum [Member] | Fifteen Vessels Under Time Charter Agreements with extensions in Charterers Option [Member]
Time Charter (TC) in years	2.2
Minimum [Member] | Nineteen out of Twenty Vessels Under Time Charter Agreements [Member]
Time Charter (TC) in years		0.2
Maximum [Member] | All Vessels Vessels Under Time Charter Agreements [Member]
Time Charter (TC) in years	9.2
Maximum [Member] | Fifteen Vessels Under Time Charter Agreements with extensions in Charterers Option [Member]
Time Charter (TC) in years	9.2
Maximum [Member] | Nineteen out of Twenty Vessels Under Time Charter Agreements [Member]
Time Charter (TC) in years		9.5